Document and Entity Information	May 18, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711291
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	CURO GROUP HOLDINGS CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38315
Entity Tax Identification Number	90-0934597
Entity Address, Address Line One	3615 North Ridge Road
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67205
City Area Code	(316)
Local Phone Number	772-3801
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	CURO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false